Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Other Payable [Abstract]
Schedule of other payables
	June 30	June 30	December 31
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Accrued expenses	626	513	459
Employee benefits	1,081	532	1,122
Provision - see note 13 (a)	200	217	217
Subsidiary government grant advances	252	311	218
Others	15	-	223
	2,174	1,573	2,239

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Accrued expenses	459	263
Employee benefits	1,122	503
Contingent liability	217	217
Subsidiary government grant	218	-
Others	223	13

	2,239	996